STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2026	Jan. 31, 2026
Equity [Abstract]
SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANTS
Stock price	$1.40 – 4.00
Exercise price	$4.80
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

Stock price	$1.40 – 4.00
Exercise price	$4.80
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

SCHEDULE OF WARRANTS OUTSTANDING

Exercise	Expiration		Exercise Price
Price	Date	Quantity	$3.00	$4.60	$4.80	$7.50	$8.00
$3.00	5/11/27	10,720	10,720
$3.00	11/29/27	1,535,807	1,535,807
$3.00	12/10/27	150,750	150,750
$3.00	3/9/29	29,500	29,500
$4.60	5/8/26	54,674		54,674
$4.80	11/17/26	6,250			6,250
$4.80	12/8/26	6,250			6,250
$4.80	12/11/26	3,125			3,125
$4.80	3/28/27	508,344			508,344
$4.80	6/7/27	37,500			37,500
$4.80	9/5/27	3,125			3,125
$4.80	8/10/28	10,000			10,000
$4.80	8/12/28	2,500			2,500
$7.50	12/22/28	10,000				10,000
$7.50	1/16/29	8,000				8,000
$7.50	1/16/29	248,958				248,958
$8.00	1/16/28	283,350					283,350
		2,908,853	1,726,777	54,674	577,094	266,958	283,350

Exercise	Expiration		Exercise Price
Price	Date	Quantity	$3.00	$4.60	$4.80	$7.50
$3.00	5/11/27	10,720	10,720
$3.00	11/29/27	1,535,807	1,535,807
$3.00	12/10/27	150,750	150,750
$4.60	5/8/26	54,674		54,674
$4.80	11/17/26	6,250			6,250
$4.80	12/8/26	6,250			6,250
$4.80	12/11/26	3,125			3,125
$4.80	3/28/27	508,344			508,344
$4.80	6/7/27	37,500			37,500
$4.80	9/5/27	3,125			3,125
$4.80	8/10/28	10,000			10,000
$4.80	8/12/28	2,500			2,500
$7.50	12/22/28	10,000				10,000
$7.50	1/16/29	8,000				8,000
		2,347,045	1,697,277	54,674	577,094	18,000